Schedule of Investments (unaudited)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 98.9%
Automobiles — 1.3%
Ford Motor Co.
6.00%	2,932,028	$ 68,697,416
6.50%, NVS	2,198,908	51,124,611
6.20%	2,748,679	64,621,443
		184,443,470
Banks — 25.5%
Associated Banc-Corp
6.63%	1,162,126	25,415,696
Series E, 5.88%, NVS(a)	372,878	7,550,779
Series F, 5.63%, NVS(a)	361,233	7,224,660
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(a)	515,337	10,832,384
Banc of California, Inc., Series F, 7.75%, NVS(a)	1,903,673	44,203,287
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 6.30%, NVS(a)(b)(c)	579,794	11,787,212
Series 4, (3-mo. CME Term SOFR + 1.012%), 6.40%, NVS(a)(c)	407,671	8,989,145
Series 5, (3-mo. CME Term SOFR + 0.762%), 6.13%, NVS(a)(c)	809,948	17,454,379
Series E, (3-mo. CME Term SOFR + 0.612%), 5.99%, NVS(a)(c)	597,123	13,674,117
Series GG, 6.00%(a)(b)	2,508,696	62,265,835
Series HH, 5.88%, NVS(a)	1,607,134	39,744,424
Series K*, 6.45%	1,940,396	49,092,019
Series KK, 5.38%, NVS(a)(b)	2,565,421	59,030,337
Series L, 7.25%, NVS(a)(d)	145,062	174,840,327
Series LL, 5.00%, NVS(a)(b)	2,408,112	51,846,651
Series NN, 4.38%, NVS(a)	2,027,479	39,414,192
Series PP, 4.13%, NVS(a)	1,708,912	31,443,981
Series QQ, 4.25%, NVS(a)	2,390,434	44,270,838
Series SS, 4.75%, NVS(a)	1,279,358	26,610,646
Bank of Hawaii Corp., Series A, 4.38%, NVS(a)	579,330	9,692,191
Bank OZK, Series A, 4.63%, NVS(a)	1,354,216	22,520,612
Cadence Bank, Series A, 5.50%, NVS(a)	552,484	10,718,190
Citigroup, Inc., Series J, (3-mo. CME Term SOFR + 4.302%), 9.63%(a)(c)	2,050,208	52,546,831
Citizens Financial Group, Inc.
Series D, 6.35%, NVS(a)	1,128,089	27,074,136
Series E, 5.00%, NVS(a)	1,686,460	33,509,960
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(a)	477,141	8,827,108
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(a)	551,824	9,745,212
Dime Community Bancshares, Inc., 5.50%, NVS(a)	479,365	8,455,999
Fifth Third Bancorp
Series A, 6.00%, NVS(a)	765,444	18,462,509
Series I, 9.30%, NVS(a)(b)	1,643,135	41,850,648
Series K, 4.95%, NVS(a)	948,468	21,283,622
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(a)	1,296,045	26,063,465
Series C, 5.63%, NVS(a)	732,935	15,853,384
First Horizon Corp.
6.50%, NVS(a)	547,711	12,849,300
Series D, 6.10%(a)(b)	366,518	8,759,780
Series F, 4.70%(a)	542,008	9,333,378
FNB Corp., 7.25%, NVS(a)	406,297	10,063,977
Fulton Financial Corp., Series A, 5.13%, NVS(a)	643,038	10,745,165
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp., 6.25%	632,814	$ 16,073,476
Heartland Financial U.S.A., Inc., Series E, 7.00%, NVS(a)	421,438	10,283,087
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(a)	641,387	13,809,062
Series H, 4.50%, NVS(a)	1,826,472	32,218,966
Series J, 6.88%, NVS(a)	1,221,046	28,938,790
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(a)	5,041,499	126,037,475
Series EE, 6.00%, NVS(a)(b)	5,509,588	139,447,672
Series GG, 4.75%, NVS(a)	2,624,652	56,167,553
Series JJ, 4.55%, NVS(a)	4,430,852	90,832,466
Series LL, 4.63%, NVS(a)	5,455,827	113,917,668
Series MM, 4.20%, NVS(a)	5,896,857	112,099,251
KeyCorp
6.20%, NVS(a)	2,261,924	48,540,889
Series E, 6.13%, NVS(a)	1,832,573	39,290,365
Series F, 5.65%, NVS(a)	1,557,492	31,087,540
Series G, 5.63%, NVS(a)	1,651,306	33,059,146
M&T Bank Corp., Series H, 5.63%, NVS(a)	915,423	22,244,779
Midland States Bancorp, Inc., 7.75%, NVS(a)	421,838	10,250,663
New York Community Bancorp, Inc., Series A., 6.38%, NVS(a)	1,942,273	43,526,338
New York Community Capital Trust V, 6.00%, NVS(d)	289,609	12,021,670
Old National Bancorp
Series A, 7.00%, NVS(a)	390,421	9,858,130
Series C, 7.00%, NVS(a)	448,940	11,376,140
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(a)	825,869	18,664,639
Popular Capital Trust II, 6.13%	370,183	9,310,102
Regions Financial Corp.
Series B, 6.38%, NVS(a)	1,888,549	43,512,169
Series C, 5.70%, NVS(a)	1,896,723	40,419,167
Series E, 4.45%, NVS(a)(b)	1,505,762	26,049,683
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 8.95%, NVS(a)(c)	785,235	19,591,613
Series E, 5.88%, NVS(a)	1,308,906	30,562,955
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(a)	1,156,620	21,339,639
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 6.12%, NVS(a)(c)	632,275	13,404,230
Series O, 5.25%, NVS(a)	2,100,734	46,699,317
Series R, 4.75%, NVS(a)	3,377,963	67,964,615
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 6.68%, NVS(a)(c)	54,220	44,364,431
Series B*, (3-mo. CME Term SOFR + 0.862%), 6.26%, NVS(a)(c)	3,664,880	74,433,713
Series K, 5.50%, NVS(a)	2,107,374	48,912,150
Series L, 3.75%, NVS(a)	1,878,133	31,139,445
Series M, 4.00%, NVS(a)	2,824,911	49,492,441
Series O, 4.50%, NVS(a)	1,685,713	32,921,975
Valley National Bancorp
Series A, 6.25%, NVS(a)(b)	473,123	9,292,136
Series B, (3-mo. USD LIBOR + 3.578%), 9.17%, NVS(a)(b)(c)	394,767	9,237,548
WaFd, Inc., Series A, 4.88%, NVS(a)	896,223	13,506,081
Webster Financial Corp.
Series F, 5.25%, NVS(a)	549,770	10,242,215

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Webster Financial Corp.
Series G, 6.50%(a)	494,665	$ 11,169,536
Wells Fargo & Co.
Series AA, 4.70%, NVS(a)	2,818,281	56,506,534
Series CC, 4.38%, NVS(a)	2,514,316	46,313,701
Series DD, 4.25%, NVS(a)	3,005,147	53,431,514
Series L, 7.50%, NVS(a)(d)	246,673	294,927,172
Series R, 6.63%, NVS(a)(c)	2,016,652	50,597,799
Series Y, 5.63%, NVS(a)	1,644,286	39,347,764
Series Z, 4.75%, NVS(a)	4,890,225	97,462,184
WesBanco, Inc., Series A, 6.75%, NVS(a)	551,824	13,216,185
Western Alliance Bancorp, Series A, 4.25%, NVS(a)	1,164,048	20,079,828
Wintrust Financial Corp.
Series D, 6.50%, NVS(a)	457,664	10,297,440
Series E, 6.88%, NVS(a)	1,082,355	26,344,521
Zions Bancorp N.A., Series G, (3-mo. USD LIBOR + 4.240%), 9.89%, NVS(a)(c)	507,210	12,832,413
		3,478,714,357
Broadline Retail — 0.7%
Dillard’s Capital Trust I, 7.50%	744,277	19,157,690
Qurate Retail, Inc., 8.00%(b)	1,163,570	41,841,977
QVC, Inc.
6.25%	1,833,421	20,900,999
6.38%	832,548	9,191,330
		91,091,996
Capital Markets — 11.6%
Affiliated Managers Group, Inc.
4.20%	733,006	12,197,220
4.75%	1,007,920	19,100,084
5.88%	1,099,454	24,770,699
B Riley Financial, Inc.
6.50%	661,541	11,391,736
6.00%	975,055	15,171,856
5.50%	796,985	14,122,574
5.25%(b)	1,486,029	19,912,789
5.00%	1,189,988	18,861,310
6.75%	514,989	12,462,734
6.38%	536,643	11,382,198
Brookfield Finance I UK PLC, 4.50%(a)	842,975	13,453,881
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,465,972	24,730,948
Carlyle Finance LLC, 4.63%, NVS	1,838,958	37,864,145
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(a)(b)	2,748,678	68,991,818
Series J, 4.45%, NVS(a)	2,192,535	43,105,238
Crescent Capital BDC, Inc., 5.00%	444,221	10,394,771
Gladstone Investment Corp.
5.00%, NVS	502,941	12,075,613
4.88%	527,489	12,337,968
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 6.38%, NVS(a)(c)	2,748,678	59,261,498
Series C, (3-mo. CME Term SOFR + 1.012%), 6.34%, NVS(a)(c)	732,921	16,153,579
Series D, (3-mo. CME Term SOFR + 0.932%), 6.30%, NVS(a)(c)	4,949,669	107,110,837
Series K, 6.38%(a)	2,566,725	64,861,141
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,830,854	34,621,449
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 6.36%(a)(c)	3,868,291	83,168,256
Series E, 7.13%, NVS(a)(c)	3,028,156	75,976,434
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley
Series F, 6.88%, NVS(a)(c)	3,033,901	$ 75,908,203
Series I, 6.38%, NVS(a)(c)	3,568,266	88,350,266
Series K, 5.85%, NVS(a)(c)	3,569,567	86,454,913
Series L, 4.88%, NVS(a)	1,718,842	38,777,076
Series O, 4.25%, NVS(a)	4,574,049	87,227,114
Series P, 6.50%, NVS(a)	3,524,932	92,247,470
New Mountain Finance Corp., 8.25%	420,879	10,900,766
Northern Trust Corp., Series E, 4.70%, NVS(a)	1,473,334	31,205,214
Oaktree Capital Group LLC
Series A, 6.63%, NVS(a)	659,694	14,282,375
Series B, 6.55%, NVS(a)	861,267	18,319,149
Prospect Capital Corp., Series A, 5.35%(a)	493,497	8,690,482
Saratoga Investment Corp., Series 2027, 6.00%	392,300	9,360,278
State Street Corp.
Series D, 5.90%, NVS(a)(b)(c)	2,748,678	68,799,410
Series G, 5.35%, NVS(a)(c)	1,832,573	43,450,306
Stifel Financial Corp.
5.20%	824,653	16,946,619
Series B, 6.25%, NVS(a)	586,467	14,479,870
Series C, 6.13%, NVS(a)	858,275	21,568,451
Series D, 4.50%, NVS(a)	1,106,904	19,005,542
Trinity Capital, Inc., 7.00%	698,505	17,546,446
		1,587,000,726
Chemicals — 0.1%
EIDP, Inc., Series B, 4.50%, NVS(a)	159,296	11,066,293
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,361,182	22,731,739
Consumer Finance — 2.6%
Atlanticus Holdings Corp., 6.13%	568,300	13,212,975
Capital One Financial Corp.
Series I, 5.00%, NVS(a)	5,477,946	101,068,104
Series J, 4.80%, NVS(a)	4,565,475	80,534,979
Series K, 4.63%, NVS(a)	458,970	7,871,335
Series L, 4.38%, NVS(a)	2,473,708	39,925,647
Series N, 4.25%, NVS(a)	1,557,506	25,013,546
Navient Corp., 6.00%	1,109,755	23,770,952
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 7.35%(a)(c)	229,991	15,213,905
Synchrony Financial, Series A, 5.63%, NVS(a)	2,741,456	47,290,116
		353,901,559
Diversified REITs — 0.6%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(a)	624,753	14,994,072
EPR Properties
Series C, 5.75%, NVS(a)(d)	494,083	10,523,968
Series E, 9.00%, NVS(a)(d)	317,973	8,941,401
Global Net Lease, Inc.
Series A, 7.25%, NVS(a)	623,629	13,713,602
Series B, 6.88%(a)	432,938	8,987,793
Series D, 7.50%, NVS(a)	726,938	15,549,204
LXP Industrial Trust, Series C, 6.50%, NVS(a)(d)	184,007	8,900,418
		81,610,458
Diversified Telecommunication Services — 3.4%
AT&T Inc.
5.35%	4,829,688	113,256,184
5.63%	3,012,825	74,718,060
Series A, 5.00%, NVS(a)	4,382,294	91,984,351
Series C, 4.75%, NVS(a)	6,390,872	126,091,905

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Qwest Corp.
6.75%	2,418,788	$ 24,599,074
6.50%, NVS	3,582,541	35,682,108
		466,331,682
Electric Utilities — 6.3%
BIP Bermuda Holdings I Ltd., 5.13%(a)	1,099,441	18,536,575
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(a)	1,283,544	20,087,464
4.88%(a)	952,816	15,435,619
Brookfield Infrastructure Finance ULC, 5.00%	916,202	15,373,870
Duke Energy Corp.
5.63%	1,832,574	43,047,163
Series A, 5.75%, NVS(a)	3,651,857	89,105,311
Entergy Arkansas LLC, 4.88%	1,508,328	32,157,553
Entergy Louisiana LLC, 4.88%(b)	989,613	21,039,172
Entergy Mississippi LLC, 4.90%	952,816	21,114,403
Georgia Power Co., Series 2017, 5.00%	989,613	21,880,344
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,510,701	60,934,713
NextEra Energy, Inc., 6.93%(d)	3,651,933	139,211,686
Pacific Gas & Electric Co., Series A, 6.00%(a)	407,346	8,476,870
SCE Trust II, 5.10%, NVS(a)	806,361	16,619,100
SCE Trust III, Series H, 5.75%, NVS(a)	1,007,920	25,066,971
SCE Trust IV, Series J, 5.38%, NVS(a)(b)	1,199,129	26,380,838
SCE Trust V, Series K, 5.45%, NVS(a)(b)	1,099,494	26,761,684
SCE Trust VI, 5.00%, NVS(a)(b)	1,740,856	35,635,322
SCE Trust VII, Series M, 7.50%(a)	1,991,250	51,931,800
Southern Co. (The)
5.25%	1,649,224	39,515,407
Series 2020, 4.95%	3,651,857	82,093,745
Series C, 4.20%	2,748,679	54,561,278
		864,966,888
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.
6.50%	556,479	9,048,349
8.13%	707,332	13,835,414
Series A, 7.75%, NVS(a)	705,656	7,296,483
		30,180,246
Entertainment — 0.0%
Chicken Soup For The Soul Entertainment, Inc., Series A, NVS, 9.75%(a)	547,820	2,459,712
Financial Services — 5.3%
Apollo Global Management, Inc.
6.75%(d)	2,624,858	148,015,743
7.63%	2,198,914	60,404,168
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), 12.02%, NVS(c)	8,202,197	234,090,702
Compass Diversified Holdings
Series A, 7.25%, NVS(a)	371,863	8,612,347
Series B, 7.88%, NVS(a)	367,951	8,981,684
Series C, 7.88%, NVS(a)	424,744	10,593,115
Equitable Holdings, Inc.
Series A, 5.25%, NVS(a)	2,884,934	61,506,793
Series C, 4.30%(a)	1,081,862	17,915,635
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(a)(b)	372,006	8,742,141
Series F, 5.25%, NVS(a)	441,043	9,151,642
Series G, 4.88%, NVS(a)	460,257	8,790,909
Jackson Financial, Inc., 8.00%(a)	1,856,550	46,859,322
Merchants Bancorp
8.25%, NVS(a)	522,180	12,610,647
Security	Shares	Value
Financial Services (continued)
Merchants Bancorp
Series B, 6.00%, NVS(a)	471,729	$ 11,236,585
Series C, 6.00%, NVS(a)	718,992	14,387,030
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	914,916	23,019,286
NewtekOne, Inc., 5.50%	451,830	10,730,962
Voya Financial, Inc., Series B, 5.35%, NVS(a)	1,097,230	25,488,653
		721,137,364
Food Products — 1.6%
CHS, Inc.
8.00%, NVS(a)	1,124,373	34,788,101
Series 1, 7.88%, NVS(a)	1,966,168	52,142,775
Series 2, 7.10%, NVS(a)	1,539,200	38,433,824
Series 3, 6.75%, NVS(a)	1,804,888	44,454,391
Series 4, 7.50%(a)	1,896,606	47,946,200
		217,765,291
Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	403,837	9,183,253
Spire, Inc., Series A, 5.90%, NVS(a)	922,565	22,944,192
UGI Corp., 7.25%(d)	202,860	11,956,568
		44,084,013
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	916,202	14,109,511
5.63%	1,282,720	19,369,072
		33,478,583
Health Care Technology — 0.0%
CareCloud, Inc., Series A, 11.00%, NVS(a)	427,123	3,284,576
Hotel & Resort REITs — 1.1%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(d)	290,684	4,052,135
Chatham Lodging Trust, Series A, 6.63%, NVS(a)	445,243	9,808,703
DiamondRock Hospitality Co., 8.25%, NVS(a)	449,127	11,318,000
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(a)	408,124	8,827,722
Series F, 6.30%, NVS(a)	553,073	12,034,868
Series G, 6.38%, NVS(a)	843,781	17,812,217
Series H, 5.70%, NVS(a)	737,312	13,942,570
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,179,710	29,551,736
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(a)	573,229	12,473,463
Series F, 5.88%, NVS(a)	362,022	7,566,260
Sunstone Hotel Investors, Inc.
Series H, 6.13%(a)	426,929	9,285,706
Series I, 5.70%, NVS(a)	371,998	7,886,358
		144,559,738
Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, NVS, 8.25%	722,648	10,760,229
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The), 6.88%(d)	952,289	72,450,147
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(a)	731,375	12,469,944
Tennessee Valley Authority
Series A, (30 yr. CMT + 0.840%), 2.22%(b)(c)	764,215	17,454,671
Series D, (30 yr. CMT + 0.940%), 2.13%(c)	943,833	21,745,912
		124,120,674
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	582,833	13,346,876

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 13.8%
AEGON Funding Co. LLC, 5.10%, NVS(b)	3,377,355	$ 73,423,698
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 8.82%, NVS(c)	1,832,574	46,070,910
Series H, 5.10%, NVS(a)	4,199,721	89,076,082
Series I, 4.75%, NVS(a)	1,125,522	23,174,498
Series J, 7.38%(a)	2,198,908	59,370,516
American Equity Investment Life Holding Co.
Series A, 5.95%, NVS(a)	1,489,344	32,229,404
Series B, 6.63%, NVS(a)	1,120,615	27,791,252
American Financial Group, Inc.
5.88%	484,606	11,616,006
4.50%	761,111	14,841,664
5.63%	576,930	13,350,160
5.13%	760,480	16,890,261
American International Group, Inc., Series A, 5.85%, NVS(a)	1,832,573	45,777,674
Arch Capital Group Ltd.
Series F, 5.45%, NVS(a)	1,232,120	29,349,098
Series G, 4.55%(a)	1,857,200	36,976,852
Argo Group International Holdings, Inc., 7.00%, NVS(a)	573,660	13,555,586
Argo Group U.S., Inc., 6.50%(b)	555,723	12,820,530
Aspen Insurance Holdings Ltd.
5.63%, NVS(a)	1,055,221	21,938,045
5.63%, NVS(a)	797,083	15,575,002
(3-mo. USD LIBOR + 4.060%), 9.59%, NVS(a)(c)	1,028,902	25,907,752
Assurant, Inc., 5.25%	876,106	17,469,554
Athene Holding Ltd.
Series A, 6.35%, NVS(a)	3,149,734	70,806,020
Series B, 5.63%, NVS(a)	1,289,403	27,554,542
Series C, 6.38%, NVS(a)	2,198,908	53,257,552
Series D, 4.88%(a)	2,135,159	38,005,830
Series E, 7.75%, NVS(a)	1,848,416	46,838,861
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(a)	2,011,843	42,067,637
Brighthouse Financial, Inc.
6.25%	1,398,916	30,426,423
Series A, 6.60%, NVS(a)	1,581,633	34,242,354
Series B, 6.75%, NVS(a)	1,499,041	33,698,442
Series C, 5.38%(a)	2,131,328	39,280,375
Series D, 4.63%, NVS(a)	1,318,415	21,041,903
CNO Financial Group, Inc., 5.13%	550,050	9,581,871
Enstar Group Ltd.
Series D, 7.00%, NVS(a)	1,485,642	37,259,901
Series E, 7.00%, NVS(a)	428,423	10,710,575
Globe Life, Inc., 4.25%, NVS	1,222,089	23,244,133
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, NVS(a)	1,284,131	32,103,275
Kemper Corp., 5.88%	581,308	11,678,478
Lincoln National Corp., Series D, 9.00%(a)	1,688,060	46,067,157
Maiden Holdings Ltd., 6.63%	441,702	7,402,926
Maiden Holdings North America Ltd., 7.75%	571,898	10,871,781
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 6.65%, NVS(a)(c)	2,198,908	50,684,829
Series E, 5.63%, NVS(a)(b)	2,961,068	71,924,342
Series F, 4.75%, NVS(a)	3,651,857	74,497,883
PartnerRe Ltd., Series J, 4.88%, NVS(a)	764,763	14,324,011
Prudential Financial, Inc.
5.95%	1,099,454	27,948,121
Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.
5.63%	2,063,307	$ 51,500,143
4.13%, NVS	1,832,573	35,441,962
Reinsurance Group of America, Inc.
7.13%	2,576,775	67,202,292
5.75%, NVS	1,485,309	37,548,612
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(a)	939,267	22,439,089
Series G, 4.20%, NVS(a)	1,862,255	32,068,031
Selective Insurance Group, Inc., Series B, 4.60%(a)	766,334	13,173,281
SiriusPoint Ltd., Series B, 8.00%, NVS(a)	755,744	18,651,762
Unum Group, 6.25%	1,121,438	28,293,881
W R Berkley Corp.
5.70%	701,599	17,659,247
5.10%	1,122,256	26,417,906
4.13%	1,127,082	22,744,515
4.25%(b)	942,305	20,608,210
		1,886,472,697
IT Services — 0.0%
Exela Technologies, Inc., Series B, 6.00%(a)(d)	314,090	527,671
Leisure Products — 0.3%
Brunswick Corp.
6.50%	678,015	16,916,474
6.63%	458,250	11,254,620
6.38%	842,961	19,969,746
		48,140,840
Machinery — 0.7%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	737,135	40,969,963
RBC Bearings, Inc., Series A, 5.00%, NVS(b)(d)	420,901	54,637,159
		95,607,122
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(a)	409,771	10,354,913
Media — 0.2%
Liberty Broadband Corp., Series A, 7.00%(a)	662,234	14,602,260
Paramount Global, Series A, 5.75%, NVS(d)	918,884	17,183,131
		31,785,391
Mortgage Real Estate Investment Trusts (REITs) — 6.4%
ACRES Commercial Realty Corp.
Series C, 8.63%(a)	440,257	10,235,975
Series D, 7.88%, NVS(a)	426,490	9,297,482
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 10.77%, NVS(a)(c)	1,191,172	29,576,801
Series D, 6.88%, NVS(a)	861,267	20,248,387
Series E, 6.50%, NVS(a)	1,475,167	34,194,371
Series F, 6.13%, NVS(a)	2,107,374	45,856,458
Series G, 7.75%, NVS(a)	549,784	11,886,330
Annaly Capital Management, Inc.
Series F, (3-mo. USD LIBOR + 4.993%), 10.59%, NVS(a)(c)	2,638,654	66,335,762
Series G, (3-mo. USD LIBOR + 4.172%), 9.76%, NVS(a)(c)	1,557,506	38,470,398
Series I, 6.75%, NVS(a)	1,621,811	39,393,789
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(a)	753,919	13,306,670
Series E, 6.25%, NVS(a)	476,904	8,417,356
Series F, 6.25%, NVS(a)	925,507	17,399,532
ARMOUR Residential REIT, Inc., Series C, 7.00%(a)	620,529	12,646,381

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.
Series A, 8.00%, NVS(a)	533,572	$ 11,258,369
Series B, 8.00%, NVS(a)	1,191,172	27,909,160
Series C, 7.75%, NVS(a)	951,246	18,929,795
Series D, 8.00%, NVS(a)	732,936	17,084,738
Dynex Capital, Inc., Series C, 6.90%, NVS(a)	408,744	9,405,199
Ellington Financial, Inc.
6.75%, NVS(a)	417,213	9,508,284
Series B, 6.25%, NVS(a)	439,702	8,640,144
Series C, 8.63%(a)	363,107	8,667,364
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(a)	947,125	19,548,660
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(a)	754,023	13,202,943
Great Ajax Corp., 7.25%, NVS(d)	388,126	9,540,137
Invesco Mortgage Capital, Inc.
Series B, 7.75%, NVS(a)	406,157	9,138,533
Series C, 7.50%, NVS(a)	690,688	15,208,950
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(a)	1,201,214	21,802,034
MFA Financial, Inc.
Series B, 7.50%, NVS(a)	730,277	15,591,414
Series C, 6.50%, NVS(a)	1,009,443	21,400,192
New York Mortgage Trust, Inc.
Series D, 8.00%, NVS(a)	553,500	11,844,900
Series E, 7.88%, NVS(a)	670,422	15,627,537
Series F, 6.88%, NVS(a)	491,239	9,407,227
PennyMac Mortgage Investment Trust
Series A, 8.13%, NVS(a)(c)	424,167	10,146,075
Series B, 8.00%, NVS(a)(c)	714,616	16,893,522
Series C, 6.75%, NVS(a)	916,202	17,920,911
Ready Capital Corp.
6.20%	384,875	9,160,025
5.75%	755,939	18,142,536
Series E, 6.50%, NVS(a)	427,228	8,125,877
Rithm Capital Corp.
Series A, 7.50%, NVS(a)	568,174	13,556,632
Series B, 7.13%(a)	1,031,642	23,779,348
Series C, 6.38%, NVS(a)	1,457,110	30,643,023
Series D, 7.00%, NVS(a)	1,704,159	37,184,749
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(a)	747,055	11,429,942
Two Harbors Investment Corp.
Series A, 8.13%, NVS(a)	467,874	10,475,699
Series B, 7.63%, NVS(a)	961,761	20,802,890
Series C, 7.25%, NVS(a)	914,786	20,445,467
		879,687,968
Multi-Utilities — 3.0%
Algonquin Power & Utilities Corp.
7.75%(b)(d)	2,097,739	46,716,648
Series 19-A, 6.20%, NVS	1,282,706	30,951,696
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(a)	732,936	12,122,761
Series 14, 5.00%, NVS(a)	732,922	11,660,789
CMS Energy Corp.
5.88%	2,300,687	57,448,154
5.88%, NVS	1,026,227	25,399,118
5.63%	732,936	17,993,579
Series C, 4.20%, NVS(a)	843,781	16,765,928
DTE Energy Co.
4.38%	1,026,227	21,489,193
Series E, 5.25%(b)	1,465,972	35,872,335
Security	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.
Series G, 4.38%	842,975	$ 16,606,608
NiSource, Inc., Series B, 6.50%(a)	1,828,683	45,643,928
Sempra, 5.75%	2,766,380	69,104,172
		407,774,909
Office REITs — 1.0%
City Office REIT, Inc., Series A, 6.63%, NVS(a)	412,272	8,072,286
Equity Commonwealth, Series D, 6.50%, NVS(a)(d)	450,155	11,312,395
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(a)	1,542,334	21,608,099
Office Properties Income Trust, 6.38%	661,934	8,572,045
SL Green Realty Corp., Series I, 6.50%, NVS(a)	688,557	14,521,667
Vornado Realty Trust
Series L, 5.40%, NVS(a)	1,099,454	17,261,428
Series M, 5.25%, NVS(a)	1,170,932	17,563,980
Series N, 5.25%, NVS(a)	1,099,454	16,876,619
Series O, 4.45%, NVS(a)	1,099,468	14,919,781
		130,708,300
Oil, Gas & Consumable Fuels — 2.5%
El Paso Energy Capital Trust I, 4.75%(d)	415,188	19,555,355
Energy Transfer LP
Series C, (3-mo. USD LIBOR + 4.530%), 10.16%, NVS(a)(c)	1,649,224	41,626,414
Series D, (3-mo. USD LIBOR + 4.738%), 10.36%, NVS(a)(c)	1,630,918	41,262,225
Series E, 7.60%, NVS(a)	2,921,504	72,453,299
NGL Energy Partners LP, Series B, (3-mo. USD LIBOR + 7.213%), 12.81%, NVS(a)(c)	1,157,509	31,981,974
NuStar Energy LP
Series A, (3-mo. CME Term SOFR + 7.028%), 12.41%, NVS(a)(c)	829,999	21,214,774
Series B, (3-mo. CME Term SOFR + 5.905%), 11.28%, NVS(a)(c)	1,411,052	35,290,411
Series C, (3-mo. USD LIBOR + 6.880%), 12.53%, NVS(a)(c)	632,207	16,121,279
NuStar Logistics LP, (3-mo. CME Term SOFR + 6.996%), 12.39%(c)	1,476,589	38,214,123
Seapeak LLC
9.00%, NVS(a)	483,599	11,896,535
Series B, 8.50%, NVS(a)	638,900	15,563,604
		345,179,993
Professional Services — 0.4%
Clarivate PLC, Series A, 5.25%(d)	1,320,756	50,584,955
Real Estate Management & Development — 1.0%
Brookfield Property Partners LP
Series A, 5.75%, NVS(a)	1,053,631	12,106,220
Series A-1, 6.50%, NVS(a)	674,041	8,708,610
Series A2, 6.38%, NVS(a)	916,174	11,818,645
Brookfield Property Preferred LP, 6.25%	2,458,664	30,561,193
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(a)	769,220	17,707,444
Series I, 7.15%, NVS(a)	1,178,877	27,349,946
Series J, 7.13%, NVS(a)	1,064,910	24,450,334
		132,702,392
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(a)	440,926	10,604,271

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
American Homes 4 Rent
Series H, 6.25%, NVS(a)	424,942	$ 10,768,030
UMH Properties, Inc., Series D, 6.38%, NVS(a)	967,824	21,776,040
		43,148,341
Retail REITs — 1.0%
Agree Realty Corp., Series A, 4.25%, NVS(a)	658,979	12,322,907
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(a)	466,676	5,922,119
Federal Realty Investment Trust, Series C, 5.00%, NVS(a)(b)	575,509	13,127,360
Kimco Realty Corp.
Series L, 5.13%, NVS(a)	814,220	19,052,748
Series M, 5.25%, NVS(a)	960,827	22,492,960
Regency Centers Corp.
Series A, 6.25%, NVS(a)	423,415	10,581,141
Series B, 5.88%, NVS(a)	423,850	9,960,475
Saul Centers, Inc., Series E, 6.00%, NVS(a)	409,328	9,754,286
SITE Centers Corp., Series A, 6.38%, NVS(a)	665,889	15,382,036
Spirit Realty Capital, Inc., Series A, 6.00%, NVS(a)	648,496	15,252,626
		133,848,658
Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	542,512	10,340,279
Specialized REITs — 3.1%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(a)	732,936	16,234,533
Series K, 5.85%, NVS(a)	769,733	19,127,865
Series L, 5.20%, NVS(a)	1,264,399	28,170,810
EPR Properties, Series G, 5.75%, NVS(a)	551,455	11,470,264
Gladstone Land Corp., Series B, 6.00%(a)	544,409	10,479,873
National Storage Affiliates Trust, Series A, 6.00%, NVS(a)	833,638	19,707,202
Public Storage
Series F, 5.15%, NVS(a)	1,026,231	24,331,937
Series G, 5.05%, NVS(a)(b)	1,099,454	26,101,038
Series H, 5.60%(a)	1,044,529	26,332,576
Series I, 4.88%, NVS(a)	1,157,729	25,921,552
Series J, 4.70%, NVS(a)	948,303	20,284,201
Series K, 4.75%, NVS(a)	842,975	18,157,682
Series L, 4.63%, NVS(a)	2,068,638	44,248,167
Series M, 4.13%, NVS(a)	842,993	15,747,109
Series N, 3.88%, NVS(a)(b)	1,036,753	17,697,374
Series O, 3.90%, NVS(a)(b)	624,905	10,785,860
Series P, 4.00%, NVS(a)	2,212,376	39,535,159
Series Q, 3.95%, NVS(a)	530,863	9,210,473
Series R, 4.00%, NVS(a)	1,592,974	28,912,478
Series S, 4.10%, NVS(a)	915,424	16,926,190
		429,382,343
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	555,797	8,564,832
Trading Companies & Distributors — 1.4%
Air Lease Corp., Series A, 6.15%, NVS(a)	925,110	23,035,239
FTAI Aviation Ltd.
Series A, NVS, 8.25%(a)	386,209	9,523,914
Series B, NVS, 8.00%(a)(b)	454,652	11,439,044
Security	Shares	Value
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.
Series C, NVS, 8.25%(a)	386,614	$ 9,359,925
Textainer Group Holdings Ltd.
7.00%, NVS(a)	552,444	13,728,233
Series B, 6.25%, NVS(a)	552,531	13,636,465
Triton International Ltd.
8.00%, NVS(a)	526,864	13,145,257
7.38%, NVS(a)	641,402	15,220,469
6.88%, NVS(a)	549,784	12,386,634
Series E, 5.75%, NVS(a)	641,402	12,308,504
WESCO International, Inc., Series A, 10.63%, NVS(a)	1,973,280	52,134,058
		185,917,742
Transportation Infrastructure — 0.2%
Atlas Corp.
Series D, 7.95%(a)	491,658	12,006,288
Series H, 7.88%, NVS(a)	836,443	19,447,300
		31,453,588
Wireless Telecommunication Services — 1.2%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(a)	1,539,200	26,889,824
Series VV, 6.00%, NVS(a)	2,528,485	38,837,530
United States Cellular Corp.
6.25%	1,832,574	35,643,564
5.50%	1,832,574	32,711,446
5.50%	1,832,574	32,179,999
		166,262,363
Total Long-Term Investments — 98.9% (Cost: $15,834,296,267)		13,515,481,767
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	23,044,164	23,060,295
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	149,718,922	149,718,922
Total Short-Term Securities — 1.3% (Cost: $172,757,189)		172,779,217
Total Investments — 100.2% (Cost: $16,007,053,456)		13,688,260,984
Liabilities in Excess of Other Assets — (0.2)%		(27,511,310)
Net Assets — 100.0%		$ 13,660,749,674
(a)	Perpetual security with no stated maturity date.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Convertible security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 175,105,163	$ —	$ (152,052,168)(a)	$ 70,515	$ (63,215)	$ 23,060,295	23,044,164	$ 1,641,193(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	231,214,441	—	(81,495,486)(a)	(33)	—	149,718,922	149,718,922	5,690,648	—
				$ 70,482	$ (63,215)	$ 172,779,217		$ 7,331,841	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 13,358,565,606	$ 156,916,161	$ —	$ 13,515,481,767
Short-Term Securities
Money Market Funds	172,779,217	—	—	172,779,217
	$ 13,531,344,823	$ 156,916,161	$ —	$ 13,688,260,984

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Preferred and Income Securities ETF
Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate